FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08394
                                   ----------

                           TEMPLETON DRAGON FUND, INC.
                        ------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
      ---------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500
                                                    ----------------
Date of fiscal year end:   12/31
                          -------

Date of reporting period:   9/30/09
                           ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


TEMPLETON DRAGON FUND, INC.
STATEMENT OF INVESTMENTS, SEPTEMBER 30, 2009 (UNAUDITED)

                                                                   COUNTRY      SHARES/UNITS        VALUE
                                                                -------------   ------------   --------------
    COMMON STOCKS AND OTHER EQUITY INTERESTS 99.0%
    AIR FREIGHT & LOGISTICS 0.1%
    Sinotrans Ltd., H                                               China          5,999,000   $    1,416,538
                                                                                               --------------
    AUTO COMPONENTS 2.0%
    Cheng Shin Rubber Industry Co. Ltd.                             Taiwan         9,595,108       20,392,791
                                                                                               --------------
    AUTOMOBILES 3.6%
    Chongqing Changan Automobile Co. Ltd., B                        China          5,933,702        3,483,657
    Denway Motors Ltd.                                              China          5,606,000        2,495,574
    Dongfeng Motor Corp., H                                         China         22,070,000       23,465,394
    Great Wall Motor Co. Ltd., H                                    China          2,382,538        2,145,821
    Jiangling Motors Corp. Ltd., B                                  China          3,818,520        4,789,163
                                                                                               --------------
                                                                                                   36,379,609
                                                                                               --------------
    BEVERAGES 0.4%
    Yantai Changyu Pioneer Wine Co. Ltd., B                         China            538,490        3,451,895
                                                                                               --------------
    COMMERCIAL BANKS 8.9%
    Bank of China Ltd., H                                           China         35,777,000       18,834,859
(a) Bank of China Ltd., H, 144A                                     China          9,420,000        4,959,174
    BOC Hong Kong (Holdings) Ltd.                                   China          3,874,000        8,497,807
    China Construction Bank Corp., H                                China         44,293,000       35,377,248
    China Merchants Bank Co. Ltd., H                                China            562,000        1,253,079
    Industrial and Commercial Bank of China Ltd., H                 China         27,510,000       20,730,116
                                                                                               --------------
                                                                                                   89,652,283
                                                                                               --------------
    COMMUNICATIONS EQUIPMENT 0.6%
    D-Link Corp.                                                    Taiwan         1,908,360        1,699,899
    ZTE Corp., H                                                    China            869,358        4,587,966
                                                                                               --------------
                                                                                                    6,287,865
                                                                                               --------------
    COMPUTERS & PERIPHERALS 3.6%
    Advantech Co. Ltd.                                              Taiwan         1,822,628        3,417,962
    Asustek Computer Inc.                                           Taiwan        14,685,817       25,336,993
    Lite-On IT Corp.                                                Taiwan         6,625,560        5,674,022
    Lite-On Technology Corp.                                        Taiwan         1,373,835        1,809,881
    Simplo Technology Co. Ltd.                                      Taiwan            68,000          387,873
                                                                                               --------------
                                                                                                   36,626,731
                                                                                               --------------
    CONSTRUCTION MATERIALS 0.1%
    Asia Cement China Holdings Corp.                                China          2,055,000        1,299,290
                                                                                               --------------
    DISTRIBUTORS 2.5%
    China Resources Enterprise Ltd.                               Hong Kong        5,818,000       16,928,503
    Dah Chong Hong Holdings Ltd.                                  Hong Kong       19,636,520        8,234,670
(a) Dah Chong Hong Holdings Ltd., 144A                            Hong Kong          550,000          230,645
                                                                                               --------------
                                                                                                   25,393,818
                                                                                               --------------
    DIVERSIFIED TELECOMMUNICATION SERVICES 1.1%
    China Telecom Corp. Ltd., H                                     China         10,694,000        5,050,328
    China Unicom (Hong Kong) Ltd.                                   China          4,430,752        6,277,375
                                                                                               --------------
                                                                                                   11,327,703
                                                                                               --------------
    ELECTRIC UTILITIES 2.8%
    Cheung Kong Infrastructure Holdings Ltd.                      Hong Kong        7,814,000       27,928,748
                                                                                               --------------
    ELECTRICAL EQUIPMENT 0.3%
    Dongfang Electric Co. Ltd., H                                   China            570,000        2,875,742
                                                                                               --------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.3%
(b) China Security & Surveillance Technology Inc.               United States        202,800        1,447,992
    Hon Hai Precision Industry Co. Ltd.                             Taiwan           466,000        1,878,856
                                                                                               --------------
                                                                                                    3,326,848
                                                                                               --------------

                       Quarterly Statement of Investments

                     See Notes to Statements of Investments

    FOOD & STAPLES RETAILING 18.0%
    Beijing Jingkelong Co. Ltd., H                                  China          2,947,447   $    1,791,287
    Dairy Farm International Holdings Ltd.                        Hong Kong       30,104,178      180,022,985
                                                                                               --------------
                                                                                                  181,814,272
                                                                                               --------------
    FOOD PRODUCTS 2.1%
    China Foods Ltd.                                                China         17,406,000       12,015,755
    China Yurun Food Group Ltd.                                     China          1,084,000        2,335,845
    People's Food Holdings Ltd.                                     China          3,574,000        1,928,395
    Uni-President China Holdings Ltd.                               Taiwan         2,340,000        1,370,787
    Uni-President Enterprises Corp.                                 Taiwan         1,347,482        1,596,173
(b) Xiwang Sugar Holdings Co. Ltd.                                Hong Kong        9,341,681        2,217,896
                                                                                               --------------
                                                                                                   21,464,851
                                                                                               --------------
    HOTELS, RESTAURANTS & LEISURE 0.2%
    NagaCorp Ltd.                                                  Cambodia       18,208,875        2,396,523
                                                                                               --------------
    INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.5%
    Datang International Power Generation Co. Ltd., H               China         34,992,000       18,286,142
    Guangdong Electric Power Development Co. Ltd., B                China         10,982,067        5,554,801
    Huaneng Power International Inc., H                             China          1,454,000          962,454
                                                                                               --------------
                                                                                                   24,803,397
                                                                                               --------------
    INDUSTRIAL CONGLOMERATES 2.9%
    Shanghai Industrial Holdings Ltd.                               China          6,539,000       29,488,781
                                                                                               --------------
    INSURANCE 2.2%
    China Life Insurance Co. Ltd., H                                China          4,967,000       21,630,484
                                                                                               --------------
    INTERNET SOFTWARE & SERVICES 0.7%
(b) Sohu.com Inc.                                                   China            107,800        7,414,484
                                                                                               --------------
    IT SERVICES 0.4%
    Travelsky Technology Ltd., H                                    China          5,629,706        4,314,897
                                                                                               --------------
    LEISURE EQUIPMENT & PRODUCTS 0.3%
    Yorkey Optical International Cayman Ltd.                        China         11,491,000        2,891,284
                                                                                               --------------
    MACHINERY 1.4%
    China International Marine Containers (Group) Co. Ltd., B       China          4,030,376        4,129,185
    Lonking Holdings Ltd.                                           China          6,965,000        3,990,271
    Shin Zu Shing Co. Ltd.                                          Taiwan         1,078,504        6,050,679
                                                                                               --------------
                                                                                                   14,170,135
                                                                                               --------------
    MARINE 0.3%
    China Shipping Development Co. Ltd., H                          China          1,264,000        1,598,348
    Sinotrans Shipping Ltd.                                       Hong Kong        4,017,500        1,617,368
                                                                                               --------------
                                                                                                    3,215,716
                                                                                               --------------
    MEDIA 0.1%
(b) Next Media Ltd.                                               Hong Kong        5,588,000          713,822
                                                                                               --------------
    METALS & MINING 0.4%
    Angang Steel Co. Ltd., H                                        China          1,880,000        3,531,974
(c) China Zhongwang Holdings Ltd.                                   China            857,600          843,215
                                                                                               --------------
                                                                                                    4,375,189
                                                                                               --------------
    OIL, GAS & CONSUMABLE FUELS 24.4%
    China Coal Energy Co., H                                        China          3,237,000        4,235,249
    China Petroleum and Chemical Corp., H                           China         97,904,000       83,249,982
    China Shenhua Energy Co. Ltd., H                                China          7,424,000       32,426,116
    CNOOC Ltd.                                                      China         38,862,000       52,250,586
    PetroChina Co. Ltd., H                                          China         52,788,000       59,667,468
    Yanzhou Coal Mining Co. Ltd., H                                 China          9,996,000       14,420,036
                                                                                               --------------
                                                                                                  246,249,437
                                                                                               --------------

    PHARMACEUTICALS 0.1%
    Tong Ren Tang Technologies Co. Ltd., H                          China            713,000   $    1,069,040
                                                                                               --------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 4.1%
    Agile Property Holdings Ltd.                                    China            536,000          630,751
    Cheung Kong (Holdings) Ltd.                                   Hong Kong          933,000       11,840,071
    Hopewell Holdings Ltd.                                        Hong Kong        7,088,000       22,270,038
    Soho China Ltd.                                                 China         11,126,500        5,958,061
(a) Soho China Ltd., 144A                                           China            764,000          409,110
                                                                                               --------------
                                                                                                   41,108,031
                                                                                               --------------
    SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.3%
    MediaTek Inc.                                                   Taiwan           540,567        9,055,912
    Novatek Microelectronics Corp. Ltd.                             Taiwan           513,144        1,218,908
    Taiwan Semiconductor Manufacturing Co. Ltd.                     Taiwan        16,377,136       33,015,323
                                                                                               --------------
                                                                                                   43,290,143
                                                                                               --------------
    SOFTWARE 0.6%
    Kingdee International Software Group Co. Ltd., fgn.           Hong Kong       12,774,000        2,159,218
(b) Shanda Interactive Entertainment Ltd., ADR                      China             80,200        4,106,240
                                                                                               --------------
                                                                                                    6,265,458
                                                                                               --------------
    SPECIALTY RETAIL 0.1%
(b) I.T Ltd.                                                      Hong Kong        8,513,993          856,892
                                                                                               --------------
    TEXTILES, APPAREL & LUXURY GOODS 0.3%
    Anta Sports Products Ltd.                                       China          1,547,000        1,918,280
    Weiqiao Textile Co. Ltd., H                                     China          1,545,500          957,213
                                                                                               --------------
                                                                                                    2,875,493
                                                                                               --------------
    TRANSPORTATION INFRASTRUCTURE 1.1%
    Cosco Pacific Ltd.                                              China          6,792,906        9,746,725
    Hopewell Highway Infrastructure Ltd.                          Hong Kong          708,800          435,340
    Rickmers Maritime (Trust Units)                               Singapore        2,904,000          783,444
                                                                                               --------------
                                                                                                   10,965,509
                                                                                               --------------
    WIRELESS TELECOMMUNICATION SERVICES 6.2%
    China Mobile Ltd.                                               China          6,271,000       61,172,594
    Taiwan Mobile Co. Ltd.                                          Taiwan           900,831        1,675,244
                                                                                               --------------
                                                                                                   62,847,838
                                                                                               --------------
    TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
       (COST $477,660,872)                                                                      1,000,581,537
                                                                                               --------------
    SHORT TERM INVESTMENTS (COST $2,645,803) 0.3%
    MONEY MARKET FUNDS 0.3%
(d) Institutional Fiduciary Trust Money Market Portfolio,
       0.00%                                                    United States      2,645,803        2,645,803
                                                                                               --------------
    TOTAL INVESTMENTS (COST $480,306,675) 99.3%                                                 1,003,227,340
    OTHER ASSETS, LESS LIABILITIES 0.7%                                                             7,165,768
                                                                                               --------------
    NET ASSETS 100.0%                                                                           1,010,393,108
                                                                                               --------------

PORTFOLIO ABBREVIATIONS

ADR - American Depositary Receipt

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At September 30, 2009, the aggregate value of these securities was $5,598,929, representing 0.55% of net assets.

(b)  Non-income producing.

(c)  Security purchased on a delayed delivery basis.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

TEMPLETON DRAGON FUND

Notes to Statement of Investments (unaudited)

1.  ORGANIZATION

Templeton Dragon Fund (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Directors.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.

3. INCOME TAXES

At September 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments                          $483,327,165
                                             ------------
Unrealized appreciation                      $538,103,523
Unrealized depreciation                       (18,203,348)
                                             ------------
Net unrealized appreciation (depreciation)   $519,900,175
                                             ============

4. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At September 30, 2009, all of the Fund's investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.

At September 30, 2009, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                  NET CHANGE
                                                                                                                 IN UNREALIZED
                                                                                                                  APPRECIATION
                                                NET       NET CHANGE                                            (DEPRECIATION)
                                BALANCE AT   REALIZED    IN UNREALIZED      NET        TRANSFER    BALANCE AT      ON ASSETS
                                 BEGINNING     GAIN      APPRECIATION    PURCHASES     IN (OUT)      END OF         HELD AT
                                 OF PERIOD    (LOSS)    (DEPRECIATION)    (SALES)    OF LEVEL 3      PERIOD       PERIOD END
                                ----------   --------   --------------   ---------   -----------   ----------   --------------
ASSETS
   Investments in
Securities:
      Equity Investments:
         Auto Components         $952,764       $--           $--           $--       $(952,764)       $--            $--
                                 --------       ---           ---           ---       ---------        ---            ---
            Total Investments
               in Securities     $952,764       $--           $--           $--       $(952,764)       $--            $--
                                 ========       ===           ===           ===       =========        ===            ===

5. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through November 20, 2009, the issuance date of the financial statements and determined that no events have occurred that require disclosure.

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON DRAGON FUND, INC.


By /s/LAURA F. FERGERSON
  ----------------------------
   Laura F. Fergerson
   Chief Executive Officer -
    Finance and Administration
     Date  November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ----------------------------
   Laura F. Fergerson
   Chief Executive Officer -
    Finance and Administration
     Date  November 25, 2009


By /s/MARK H. OTANI
 -----------------------------
   Mark H. Otani
   Chief Financial Officer and
    Chief Accounting Officer
     Date  November 25, 2009